INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
Associates
Shareholding (in percent)	35.80%
Fair value	R$ 6,306,422	R$ 5,775,156
Equatorial Maranho Distribuidora de Energia S.A.
Associates
Shareholding (in percent)	33.55%
Fair value	R$ 2,138,503	2,238,434
State Electric Power Transmission Company - CEEE-T
Associates
Shareholding (in percent)	32.65%
Fair value	R$ 1,261,782	1,180,812
Empresa Metropolitana de guas de Energia S.A. - EMAE
Associates
Shareholding (in percent)	40.44%
Fair value	R$ 580,113	1,095,497
State Electricity Distribution Company - CEEE-D
Associates
Shareholding (in percent)	4.62%
Fair value	R$ 135,905	R$ 152,108